Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	313,319,980	67,617,138	63,660,926
Common stock, shares outstanding	313,319,980	67,617,138	63,660,926